Cash Flow Information	12 Months Ended
Dec. 31, 2012
Cash Flow Information
22.	CASH FLOW INFORMATION

(a)	Reconciliation of net loss to net cash flow used in operating activities

	Year Ended December 31,
	2012	2011
Net loss	$(581,443)	$(614,701)
Loss from discontinued operations	—	9,105
Items not involving use of cash
Stock-based compensation	86,245	67,248
Accretion expense	5,131	754
Depreciation	56,265	30,583
Accrued interest income	(10,345)	(9,124)
Financing costs	164,384	—
Unrealized losses on long-term investments	4,515	2,804
Realized gains on sale of long-term investments	(6,125)	(10,628)
Unrealized gains on other long-term investments	(11,463)	(3,573)
Realized gains on other long-term investments	(4,483)	(123)
Change in fair value of derivative	(194,664)	432,536
Change in fair value of embedded derivatives	(39,512)	(106,489)
Unrealized foreign exchange (gains) losses	(14,308)	13,589
Share of loss (income) of significantly influenced investees	32,944	(17,208)
Write-down of current assets	42,095	23,224
Write-down of carrying values of property, plant and equipment	15,245	16,605
Gain on settlement of note receivable	—	(102,995)
Write-down of carrying value of long-term investments	34,605	9,550
Deferred income taxes	(18,690)	(9,268)
Bonus shares	5,621	3,802
Net change in non-cash operating working capital items:
Decrease (increase) in:
Accounts receivable	40,960	(47,210)
Due from related parties	(445)	—
Inventories	(314,601)	(89,193)
Prepaid expenses	5,836	(33,016)
(Decrease) increase in:
Accounts payable and accrued liabilities	126,738	55,688
Payable to related parties	66,116	—
Interest payable on long-term debt	2,074	6,319

Cash used in operating activities	$(507,305)	$(371,721)

(b)	Supplementary information regarding other non-cash transactions

The non-cash investing and financing activities relating to continuing operations not already disclosed in the consolidated statements of cash flows were as follows:

	Year Ended December 31,
	2012	2011
Financing activites:
Rights offering (Note 16 (d) and (e))	493,673	1,193,064
Interest settlement on convertible credit facility (Note 12)	4,000	4,011

	$497,673	$1,197,075

(c)	Other supplementary information

	Year Ended December 31,
	2012	2011
Interest paid	$9,843	$9,147

Income taxes paid	$2,418	$7,991